Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue

Note 4. Revenue

Revenue from contracts with customers

	Consolidated
	2024	2023	2022
	$	$	$
Sale of goods	3,180,565	2,193,791	1,616,612

Revenue from contracts with customers

●	Revenue from the sale of goods is recognised at the point in time when the customer obtains control of the goods, which is generally at the time of delivery. There is limited judgment needed in identifying the point control passes: once physical delivery of the products to the agreed location has occurred, the Company no longer has physical possession, usually will have a present right to payment (as a single payment on delivery) and retains none of the significant risks and rewards of the goods in question

●	Goods sold by the Company include warranties which require the group to either replace or amend a defective product during the warranty period if the goods fail to comply with agreed-upon specifications. In accordance with IFRS 15, such warranties are not accounted for as separate performance obligations and hence no revenue is allocated to them. Instead, a provision is made for the costs of satisfying the warranties in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The Company provides one year of warranty. During the periods of the financial statements, warranty costs were immaterial..

●	The Company does not offer a right of return option for its products, therefore there is no accrual for future returns and no reduction in revenue related to returns.

●	The Company offers discounts on per order basis, which are deducted from revenues, furthermore the Company do not offer additional discount as a condition for future orders, therefore, there is no material right accounted for related to discounts.

For the years ended December 31, 2024, 2023 and 2022, sales of goods include recognized deferred revenues in the amount of $nil, $nil and $8,833, respectively.

Major customers

	As of December 31,
	2024	2023
Customer	% of total income	% of total income
A	2%	18%
B	38%	17%
C	31%	11%

Income by geographic

	2024	2023	2022
	% of total income	% of total income	% of total income
Israel	61%	66%	39%
U.S. & Canada	34%	17%	33%
Rest of world	5%	17%	28%